Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
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Investments in Associates and Joint Ventures
13.	Investments in Associates and Joint Ventures
(1)    Investments in associates and joint ventures accounted for using the equity method as of December 31, 2019 and 2018 are as follows:

		December 31, 2019			December 31, 2018
(In millions of won)	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.	China	27.3	￦	568,459	27.3	￦	551,548
Korea IT Fund(*1)	Korea	63.3		311,552	63.3		281,684
KEB HanaCard Co., Ltd.(*2)	Korea	15.0		294,756	15.0		288,457
SK Telecom CS T1 Co., Ltd.(*1,3)	Korea	54.9		60,305	—		—
NanoEnTek, Inc.	Korea	28.6		42,127	28.9		40,974
UniSK	China	49.0		14,342	49.0		13,486
SK Technology Innovation Company	Cayman Islands	49.0		43,997	49.0		42,469
SK MENA Investment B.V.	Netherlands	32.1		14,904	32.1		14,420
SK hynix Inc.	Korea	20.1		11,425,325	20.1		11,208,315
SK Latin America Investment S.A.	Spain	32.1		13,698	32.1		13,313
Grab Geo Holdings PTE. LTD.(*4)	Singapore	30.0		31,269	—		—
SK South East Asia Investment Pte. Ltd.(Formerly, SE ASIA INVESTMENT PTE. LTD.)(*5)	Singapore	20.0		250,034	20.0		111,000
Pacific Telecom Inc.(*2)	USA	15.0		40,016	15.0		37,075
S.M. Culture & Contents Co., Ltd.	Korea	23.4		63,469	23.4		63,801
Content Wavve Co., Ltd.(*6)	Korea	30.0		83,640	—		—
Hello Nature., Ltd.	Korea	49.9		13,620	49.9		28,549
Health Connect Co., Ltd. and others	—	—		65,343	—		96,522

				13,336,856			12,791,613

Investments in joint ventures:
Dogus Planet, Inc.(*7)	Turkey	50.0		15,921	50.0		12,487
Finnq Co., Ltd.(*7,8)	Korea	49.0		22,880	49.0		7,671
NEXTGEN BROADCAST SERVICES CO, LLC(*7,9)	USA	50.0		7,961	—		—
NEXTGEN ORCHESTRATION, LLC(*7,10)	USA	50.0		1,646	—		—
Celcom Planet(*11)	Malaysia	—		—	44.7		—

				48,408			20,158

			￦	13,385,264		￦	12,811,771

(*1)
Investments in Korea IT Fund and SK Telecom CS T1 Co., Ltd. were classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.

(*2)
These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of board of directors even though the Group has less than 20% of equity interests.

(*3)	SK Telecom CS T1 Co., Ltd. was newly established during the year ended December 31, 2019. The Group contributed its e-sports business after the establishment.

(*4)	The Group jointly established Grab Geo Holdings PTE. LTD. by investing ￦11,201 million in cash and by contributing ￦19,039 million in kind during the year ended December 31, 2019.

(*5)	The Group contributed ￦113,470 million in cash during the year ended December 31, 2019.

(*6)	The Group newly invested ￦90,858 million in cash during the year ended December 31, 2019.

(*7)	These investments were classified as investment in joint ventures as the Group has a joint control pursuant to the agreement with the other shareholders.

(*8)	The Group contributed ￦24,500 million in cash during the year ended December 31, 2019.

(*9)	The Group newly invested ￦8,160 million in cash during the year ended December 31, 2019.

(*10)	The Group newly invested ￦1,748 million in cash during the year ended December 31, 2019.

(*11)	Investment in Celcom Planet was disposed during the year ended December 31, 2019.
(2)    The market value of investments in listed associates as of December 31, 2019 and 2018 are as follows:

	December 31, 2019				December 31, 2018
(In millions of won, except for share data)	Market price per share (in won)		Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
NanoEnTek, Inc.	￦	5,620	7,600,649	42,716	4,235	7,600,649	32,189
SK hynix Inc.		94,100	146,100,000	13,748,010	60,500	146,100,000	8,839,050
S.M. Culture & Contents Co., Ltd.		1,530	22,033,898	33,712	2,020	22,033,898	44,508
(3)    The condensed financial information of significant associates as of and for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)
	As of December 31, 2019
Current assets	￦	14,457,602	7,974,407	113,233	615,028
Non-current assets		50,331,892	207,284	378,691	1,442,748
Current liabilities		7,874,033	1,015,657	—	59,395
Non-current liabilities		8,972,266	5,537,850	—	215,354

	2019
Revenue		26,990,733	1,236,678	70,565	116,269
Profit for the year		2,016,391	56,281	53,867	23,474
Other comprehensive income (loss)		94,023	(4,458)	6,132	(15,093)
Total comprehensive income		2,110,414	51,823	59,999	8,381

(*)	The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., and SK China Company Ltd. are consolidated financial information.

(In millions of won)	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)
	As of December 31, 2018
Current assets	￦	19,894,146	7,781,888	118,024	677,686
Non-current assets		43,764,189	202,251	326,740	1,221,736
Current liabilities		13,031,852	1,122,538	—	71,396
Non-current liabilities		3,774,152	5,286,179	—	117,094

	2018
Revenue		40,445,066	1,642,133	57,430	117,132
Profit for the year		15,539,984	106,675	45,110	30,274
Other comprehensive loss		(67,219)	(4,344)	(13,422)	(16,149)
Total comprehensive income		15,472,765	102,331	31,688	14,125

(*)	The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., and SK China Company Ltd. are consolidated financial information.

(In millions of won)	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)
	As of December 31, 2017
Current assets	￦	17,310,444	7,339,492	144,874	729,872
Non-current assets		28,108,020	220,258	260,920	1,031,647
Current liabilities		8,116,133	1,181,746	—	81,161
Non-current liabilities		3,481,412	4,861,842	—	64,717

	2017
Revenue		30,109,434	1,519,607	11,743	69,420
Profit for the year		10,642,219	106,352	1,916	11,492
Other comprehensive income (loss)		(422,042)	(984)	4,108	27,190
Total comprehensive income		10,220,177	105,368	6,024	38,682

(*)	The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., and SK China Company Ltd. are consolidated financial information.

(4)    The condensed financial information of joint ventures as of and for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2019
Current assets	￦	59,632	42,995
Cash and cash equivalents		13,422	40,619
Non-current assets		25,247	11,389
Current liabilities		52,238	6,756
Accounts payable, other payables and provisions		35,459	5,062
Non-current liabilities		800	1,099

	2019
Revenue		136,777	1,968
Depreciation and amortization		(5,487)	(4,769)
Interest income		1,455	12
Interest expense		(92)	(198)
Profit (Loss) for the year		9,294	(17,079)
Total comprehensive income (loss)		9,294	(17,361)

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2018
Current assets	￦	43,127	11,985
Cash and cash equivalents		42,416	10,434
Non-current assets		20,239	15,435
Current liabilities		37,105	5,070
Accounts payable, other payables and provisions		28,432	87
Non-current liabilities		1,287	7,579

	2018
Revenue		99,770	232
Depreciation and amortization		(5,427)	(3,490)
Interest income		1,635	5
Interest expense		—	(301)
Profit (Loss) for the year		642	(17,995)
Total comprehensive income (loss)		642	(18,166)

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2017
Current assets	￦	39,656	32,232
Cash and cash equivalents		25,818	4,590
Non-current assets		21,159	15,610
Current liabilities		32,622	5,685
Accounts payable, other payables and provisions		2,743	2,290
Non-current liabilities		212	13,862

(In millions of won)	2017
Revenue		82,791	—
Depreciation and amortization		(6,152)	(1,077)
Interest income		781	532
Interest expense		(4)	(276)
Loss for the year		(4,535)	(15,699)
Total comprehensive loss		(4,535)	(15,699)
(5)    Reconciliations of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
(In millions of won)	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
SK hynix Inc.(*1,2)	￦	47,928,415	20.1	10,237,314	1,188,011	11,425,325
KEB HanaCard Co., Ltd.		1,628,184	15.0	244,228	50,528	294,756
Korea IT Fund		491,924	63.3	311,552	—	311,552
SK China Company Ltd.(*1)		1,772,419	27.3	483,360	85,099	568,459

(In millions of won)	December 31, 2018
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
SK hynix Inc.(*1,2)	￦	46,843,742	20.1	10,005,624	1,202,691	11,208,315
KEB HanaCard Co., Ltd.		1,575,422	15.0	236,313	52,144	288,457
Korea IT Fund		444,764	63.3	281,684	—	281,684
SK China Company Ltd.(*1)		1,708,612	27.3	465,959	85,589	551,548

(*1)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interests.

(*2)
The ownership interest is based on the number of shares owned by the Parent Company divided by the total shares issued by the investee company. The Group applied the equity method using the effective ownership interest which is based on the number of shares owned by the Parent Company and the investee’s total shares outstanding. The effective ownership interest applied for the equity method is 21.36% for 2019 and 2018.

(6)    Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2019 and 2018 are as follows:

	2019
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	￦	551,548	—	4,916	11,995	—	568,459
Korea IT Fund(*1)		281,684	—	34,116	3,884	(8,132)	311,552
KEB HanaCard Co., Ltd.		288,457	—	6,827	(528)	—	294,756
SK Telecom CS T1 Co., Ltd.		—	60,305	—	—	—	60,305
NanoEnTek, Inc.		40,974	(43)	1,220	(24)	—	42,127
UniSK(*1)		13,486	—	728	347	(219)	14,342
SK Technology Innovation Company		42,469	—	89	1,439	—	43,997
SK MENA Investment B.V.		14,420	—	4	480	—	14,904
SK hynix Inc.(*1)		11,208,315	—	416,168	20,008	(219,166)	11,425,325
SK Latin America Investment S.A.		13,313	—	74	311	—	13,698
Grab Geo Holdings PTE. LTD.		—	30,518	(17)	768	—	31,269
SK South East Asia Investment Pte. Ltd. (Formerly, SE ASIA INVESTMENT PTE. LTD.)		111,000	113,470	6,062	19,502	—	250,034
Pacific Telecom Inc.		37,075	—	2,689	252	—	40,016
S.M. Culture & Contents Co., Ltd.		63,801	—	464	(796)	—	63,469
Content Wavve Co., Ltd.		—	90,858	(7,218)	—	—	83,640
Hello Nature Ltd.(*2)		28,549	—	(6,580)	(16)	(8,333)	13,620
Health Connect Co., Ltd. and others(*1,3)		96,522	7,444	(17,142)	3,101	(24,582)	65,343

		12,791,613	302,552	442,400	60,723	(260,432)	13,336,856
Investments in joint ventures:
Dogus Planet, Inc.		12,487	(81)	4,628	(1,113)	—	15,921
Finnq Co., Ltd.		7,671	24,500	(8,441)	(850)	—	22,880
NEXTGEN BROADCAST SERVICES CO, LLC		—	8,160	(144)	—	(55)	7,961
NEXTGEN ORCHESTRATION, LLC		—	1,748	(91)	—	(11)	1,646
Celcom Planet(*4)		—	6,141	(6,141)	—	—	—

		20,158	40,468	(10,189)	(1,963)	(66)	48,408

	￦	12,811,771	343,020	432,211	58,760	(260,498)	13,385,264

(*1)	Dividends received from the associates are deducted from the carrying amount during the year ended December 31, 2019.

(*2)	The Group recognized ￦8,333 million of impairment loss for the investments in Hello Nature Ltd. during the year ended December 31, 2019.

(*3)
The acquisition for the year ended December 31, 2019 includes ￦6,800 million of cash investments in Carrot Co., Ltd. Other increase (decrease) includes the changes in book value due to the reclassification of FSK L&S Co., Ltd. as investments in subsidiary from investments in associates.

(*4)	Investments in Celcom Planet was disposed during the year ended December 31, 2019.

	2018
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	￦	526,099	—	7,618	17,831	—	551,548
Korea IT Fund(*)		257,003	—	38,099	(9,919)	(3,499)	281,684
KEB HanaCard Co., Ltd.		280,988	—	14,581	(7,112)	—	288,457
NanoEnTek, Inc.		38,718	3,180	(116)	(808)	—	40,974
SK Technology Innovation Company		42,511	—	(1,880)	1,838	—	42,469
HappyNarae Co., Ltd.		21,873	(29,325)	7,479	(27)	—	—
SK hynix Inc.(*)		8,130,000	—	3,238,054	(13,639)	(146,100)	11,208,315
SK MENA Investment B.V.		13,853	—	(24)	591	—	14,420
S.M. Culture & Contents Co., Ltd.		64,966	—	(909)	(256)	—	63,801
Xian Tianlong Science and Technology Co., Ltd.		25,891	(25,553)	(338)	—	—	—
Hello Nature Ltd.		—	—	(959)	—	29,508	28,549
12CM Japan, Inc.		—	7,697	(43)	80	—	7,734
MAKEUS Corp.		—	9,773	(574)	—	(6)	9,193
SK South East Asia Investment Pte. Ltd. (Formerly, SE ASIA INVESTMENT PTE. LTD.)		—	111,000	—	—	—	111,000
Pacific Telecom Inc.		—	36,487	473	115	—	37,075
Health Connect Co., Ltd. and others(*)		96,479	22,902	(6,474)	197	(6,710)	106,394

		9,498,381	136,161	3,294,987	(11,109)	(126,807)	12,791,613

Investments in joint ventures:
Dogus Planet, Inc.		13,991	1,537	563	(3,604)	—	12,487
Finnq Co., Ltd.		16,474	—	(8,728)	(75)	—	7,671
12CM GLOBAL PTE. LTD.		9,592	(9,631)	42	(3)	—	—
Celcom Planet		—	12,932	(12,932)	—	—	—

		40,057	4,838	(21,055)	(3,682)	—	20,158

	￦	9,538,438	140,999	3,273,932	(14,791)	(126,807)	12,811,771

(*)	Dividends received from the associates are deducted from the carrying amount during the year ended December 31, 2018.

(7)    The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2019 are as follows:

	Unrecognized loss			Unrecognized change in equity
(In millions of won)	2019		Cumulative loss	2019	Cumulative loss
Wave City Development Co., Ltd.	￦	(2,164)	4,370	—	—
Daehan Kanggun BcN Co., Ltd. and others		(4,758)	10,652	(503)	(138)

	￦	(6,922)	15,022	(503)	(138)